Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable, and Derivative Instruments	12 Months Ended
Dec. 31, 2015
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable, and Derivative Instruments

(11) Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable, and Derivative Instruments

The following represents the Company’s debt obligations as of December 31, 2015 and 2014:

	2015	2014
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
TMCL II Secured Debt Facility, weighted average variable interest at 2.03% and 1.86% at December 31, 2015 and 2014, respectively	$892,100	$852,100
TMCL IV Secured Debt Facility, weighted average variable interest at 2.35% and 2.42% at December 31, 2015 and 2014, respectively	177,400	165,000
TL Revolving Credit Facility, weighted average variable interest at 1.67% and 1.73% at December 31, 2015 and 2014, respectively	574,000	684,500
TL Revolving Credit Facility II, weighted average variable interest at 1.57% at December 31, 2015	160,000	—
TW Revolving Credit Facility, weighted average variable interest at 2.24% and 2.16% at December 31, 2015 and 2014, respectively	156,020	134,290
TAP Funding Revolving Credit Facility, weighted average variable interest at 2.08% and 1.91% at December 31, 2015 and 2014, respectively	129,500	126,000
TL Term Loan, weighted average variable interest rate at 2.11% and 1.76% at December 31, 2015 and 2014, respectively	436,100	475,700
2013-1 Bonds, fixed interest at 3.90%	232,271	262,109
2014-1 Bonds, fixed interest at 3.27%	266,157	296,278

Total debt obligations	$3,023,548	$2,995,977

Amount due within one year	$91,590	$91,559

Amounts due beyond one year	$2,931,958	$2,904,418

Secured Debt Facilities

TMCL II—In May 2012, TMCL II entered into a securitization facility (the “TMCL II Secured Debt Facility”) that provides for an aggregate commitment amount of up to $1,200,000 and requires principal payments on any payment date for the outstanding loan principal amount that exceeds the borrowing base on such payment date. The interest rate on the TMCL II Secured Debt Facility, payable monthly in arrears, was LIBOR plus 1.95% during the revolving period prior to its Conversion Date (May 7, 2015). The TMCL II Secured Debt Facility would partially amortize over a five year period and then mature if it was not renewed by its Conversion Date. There was also a commitment fee of 0.50% (if the aggregate principal balance is less than 50% of the commitment amount) and 0.375% (if the aggregate principal balance is equal to or greater than 50% of the commitment amount) on the unused portion of the TMCL II Secured Debt Facility, which was payable in arrears.

On September 15, 2014, TMCL II entered into an amendment of the TMCL II Secured Debt Facility which extended the Conversion Date to September 15, 2017 and lowered the interest rate to one-month LIBOR plus 1.70%, payable in arrears, during the revolving period prior to the Conversion Date. If the TMCL II Secured Debt Facility is not renewed by the conversion Date, it will partially amortize over a four-year period and then mature. The amendment also lowered the commitment fee to 0.45% (if the aggregate principal balance is less than 50% of the commitment amount) and 0.365% (if the aggregate principal balance is equal to or greater than 50% of the commitment amount) on the unused portion of the TMCL II Secured Debt Facility, which is payable in arrears. Overdue payments of principal and interest accrue interest at a rate of 2.0% above the interest rate ordinarily applicable to such amounts. The amendment also replaced the borrowing capacity of one of the TMCL II Secured Debt Facility lenders with the commitment allocated to five existing lenders and, accordingly, the Company wrote-off $390 of unamortized debt issuance costs in September 2014.

TMCL IV—In August 2013, TMCL IV entered into a securitization facility (the “TMCL IV Secured Debt Facility”) that provides for an aggregate commitment amount of up to $300,000 and requires principal payments on any payment date for the outstanding loan principal amount that exceeds the borrowing base on such payment date. Prior to its amendment on February 4, 2015, the interest rate on the TMCL IV Secured Debt Facility, payable monthly in arrears, was LIBOR plus 2.25% from its inception until its Conversion Date (August 5, 2015). There was also a commitment fee, which was payable monthly in arrears, of 0.70% on the unused portion of the TMCL IV Secured Debt Facility if total borrowings under the TMCL IV Secured Debt Facility were less than 50% of the total commitment and a designated bank’s commitment was more than $150,000; otherwise, the commitment fee was 0.50%.

On February 4, 2015, TMCL IV entered into an amendment of the TMCL IV Secured Debt Facility which extended the Conversion Date to February 2, 2018, lowered the interest rate to LIBOR plus 1.95%, payable monthly in arrears, during the revolving period prior to the Conversion Date. The amendment also lowered the commitment fee, which is payable monthly in arrears, to 0.485% on the unused portion of the TMCL IV Secured Debt Facility if total borrowings under the TMCL IV Secured Debt Facility are less than 50% of the total commitment; otherwise, the commitment fee is 0.40%. The amendment also replaced the borrowing capacity of one of the TMCL IV Secured Debt Facility lenders with the commitment allocated to two new lenders and, accordingly, the Company wrote-off $298 of unamortized debt issuance costs in February 2015.

On December 22, 2015, TMCL IV entered into an amendment of the TMCL IV Secured Debt Facility which lowered the requirement of certain containers sales proceeds ratio from 100% to 90%.

Under the terms of the TMCL II Secured Debt Facility and TMCL IV Secured Debt Facility, the total outstanding principal of each of these two programs may not exceed an amount (the “Asset Base”), which is calculated by a formula based on TMCL II and TMCL IV’s book value of equipment, restricted cash and direct financing and sales-type leases as specified in each of the relevant secured debt facility indentures. The total obligations under the TMCL II Secured Debt Facility and the TMCL IV Secured Debt Facility are secured by a pledge of TMCL II and TMCL IV’s assets, respectively. As of December 31, 2015, TMCL II and TMCL IV’s total assets amounted to $1,179,678 and $280,569, respectively.

Revolving Credit Facilities

TL—TL has a credit agreement, dated as of September 24, 2012, with a group of banks that provides for a revolving credit facility (the “TL Revolving Credit Facility”) with an aggregate commitment amount of up to $700,000 (which includes a $50,000 letter of credit facility). Prior to its amendment on June 19, 2015, the TL Revolving Credit Facility provided for payments of interest only during its term beginning on its inception date through September 24, 2017 when all borrowings were due in full. Interest on the outstanding amount due under the TL Revolving Credit Facility was based either on the U.S. prime rate or LIBOR plus a spread between 1.0% and 2.0%, which varied based on TGH’s leverage. Interest payments on U.S. prime rate loan and LIBOR loan are payable in arrears on the last day of each calendar month and on the last day of each interest period, respectively. There was also a commitment fee of 0.30% to 0.40% on the unused portion of the TL Revolving Credit Facility, which varied based on the leverage of TGH and is payable quarterly in arrears.

On June 19, 2015, TL entered into an amendment of the TL Revolving Credit Facility, which extended the maturity date to June 19, 2020, lowered the interest rate to U.S. prime rate or LIBOR plus a spread between 0.75% and 1.75%, and lowered the commitment fee to between 0.175% and 0.275%. The spread and commitment fee vary based on the leverage of TGH. The amendment also replaced the borrowing capacity of one of the TL Revolving Credit Facility lenders with the commitment allocated to 13 existing lenders and, accordingly, the Company wrote-off $160 of unamortized debt issuance costs in June 2015.

On July 23, 2015, TL entered into a five-year revolving credit facility (the “TL Revolving Credit Facility II”) with a group of financial institutions and an aggregate commitment amount of up to $190,000. The TL Revolving Credit Facility II provides for payments of interest only during its term beginning on its inception date through July 23, 2020, when all borrowings are due in full. Interest on the outstanding amount due under the TL Revolving Credit Facility II is based either on the base rate or LIBOR plus a spread between 0.80% and 1.65%, which varies based on TGH’s leverage. Interest payments on LIBOR loan and base rate loan are payable in arrears on the last day of each interest period, not to exceed three months, and on the last day of each calendar month, respectively. There is a commitment fee of 0.20% to 0.30% on the unused portion of the TL Revolving Credit Facility II, which varies based on the leverage of TGH and is payable quarterly in arrears.

The TL Revolving Credit Facility and the TL Revolving Credit Facility II are each secured by segregated pools of TL’s containers and under the terms of both facilities, the total outstanding principal may not exceed the lesser of the commitment amount and an amount determined by a formula based on the Company’s net book value of containers and outstanding debt. TGH acts as an unconditional guarantor of the TL Revolving Credit Facility and the TL Revolving Credit Facility II. The Company had no outstanding letters of credit under the TL Revolving Credit Facility as of December 31, 2015 and 2014.

TW—TW has a credit agreement, dated as of October 1, 2012, with WFB as the lender, that provided for a revolving credit facility with an aggregate commitment amount of up to $250,000 (the “TW Revolving Credit Facility”) prior to its amendments during 2014 and 2015. The TW Revolving Credit Facility provided for payments of interest, payable monthly in arrears, during its term beginning on its inception date through August 5, 2014. Interest on the outstanding amount due under the TW Revolving Credit Facility was based on one-month LIBOR plus 2.375%. There was a commitment fee of 0.50% on the unused portion of the TW Revolving Credit Facility, which is payable monthly in arrears.

On August 4, 2014, the TW Revolving Credit Facility was amended and its revolving term was extended to September 19, 2014. On September 19, 2014, the TW Revolving Credit Facility was amended again and its revolving term was extended to September 18, 2016 and its interest rate was lowered to one-month LIBOR plus 2.0%. On April 1, 2015, the TW Revolving Credit Facility was amended to increase the aggregate commitment amount to $300,000 and increased the advance rate for eligible finance lease containers to 90%. There is a commitment fee of 0.50% on the unused portion of the TW Revolving Credit Facility, which is payable monthly in arrears. TW is required to make principal payments on a monthly basis to the extent that the outstanding amount due exceeds TW’s borrowing base. The aggregate loan principal balance is due on the maturity date, September 18, 2026.

The TW Revolving Credit Facility is secured by a pledge of TW’s total assets and under the terms of the TW Revolving Credit Facility, the total outstanding principal may not exceed the lesser of the commitment amount or the borrowing base, a formula based on TW’s net book value of containers, restricted cash and direct financing leases. TW’s total assets amounted to $194,772 as of December 31, 2015.

TAP Funding—TAP Funding has a credit agreement, dated as of April 26, 2013, that provided for a revolving credit facility with an aggregate commitment amount of up to $170,000 (the “TAP Funding Revolving Credit Facility”) prior to its amendment on December 23, 2014. The interest rate on the TAP Funding Revolving Credit Facility, payable monthly in arrears, was one-month LIBOR plus 2.0% beginning on its inception date, as amended, through its maturity date, April 26, 2016. There was a commitment fee of 0.65% (if aggregate loan principal balance is less than 70% of the commitment amount) and 0.50% (if aggregate loan principal balance is equal to or greater than 70% of the commitment amount) on the unused portion of the TAP Funding Revolving Credit Facility, which was payable monthly in arrears. TAP Funding was required to make principal payments on a monthly basis to the extent that the outstanding amount due exceeded TAP Funding’s borrowing base. The aggregate loan principal balance was due on the maturity date, April 26, 2016.

On December 23, 2014, TAP Funding entered into an amendment of the TAP Funding Revolving Credit Facility which lowered the aggregate commitment amount to $150,000, extended the maturity date to December 23, 2018 and lowered the interest rate to one-month LIBOR plus 1.75%, payable monthly in arrears. The amendment also lowered the commitment fee to 0.55% (if the aggregate loan principal balance is less than 70% of the commitment amount) and 0.365% (if the aggregate loan principal balance is equal to or greater than 70% of the commitment amount) on the unused portion of the TAP Funding Revolving Credit Facility, which is payable monthly in arrears.

The TAP Funding Revolving Credit Facility is secured by a pledge of TAP Funding’s total assets and under the terms of the TAP Funding Revolving Credit Facility, the total outstanding principal may not exceed the lesser of the commitment amount or the borrowing base, a formula based on TAP Funding’s net book value of containers and direct financing and sales-type leases. TAP Funding’s total assets amounted to $203,552 as of December 31, 2015.

Term Loan

On April 30, 2014, TL entered into a $500,000 five-year term loan (the “TL Term Loan”) with a group of financial institutions that represents a partially-amortizing term loan with the remaining principal due in full on April 30, 2019. Interest on the outstanding amount due under the TL Term Loan is based on the U.S. prime rate or LIBOR plus a spread between 1.0% and 2.0% which is based upon TGH’s leverage. Under the terms of the TL Term Loan, scheduled principal repayments are payable in twenty quarterly installments, consisting of nineteen quarterly installments, commencing on September 30, 2014, each in an amount equal of 1.58% of the initial principal balance and one final installment payable on the Maturity Date (April 30, 2019). Interest payments are payable in arrears on the last day of each interest period, not to exceed three months. The Company used proceeds from the TL Term Loan and the Company’s secured debt facilities and TMCL’s available cash to repay all of the outstanding principal balance of TMCL’s bonds. TMCL then transferred all of its containers, net, net investment in direct financing and sales-type leases and remaining net assets, to TL, TMCL II and TMCL IV.

The TL Term Loan is secured by a segregated pool of the Company’s containers and under the terms of the TL Term Loan, the total outstanding principal may not exceed the lesser of the outstanding debt and a formula based on the Company’s net book value of containers. TGH acts as an unconditional guarantor of the TL Term Loan.

Bonds Payable

TMCL—In 2005, TMCL issued $580,000 in variable rate amortizing bonds (the “2005-1 Bonds”) to institutional investors. The $580,000 in 2005-1 Bonds were fully amortizing notes payable on a straight-line basis over a scheduled payment term of 10 years, but not to exceed the maximum payment term of 15 years. Under the terms of the 2005-1 Bonds, both principal and interest incurred were payable monthly. TMCL was permitted to make voluntary prepayments of all, or a portion of, the principal balance of the 2005-1 Bonds. Ultimate payment of the 2005-1 Bonds’ principal was insured and the cost of this insurance coverage, which was equal to 0.275% of the outstanding principal balance of the 2005-1 Bonds, was recognized as incurred on a monthly basis. The interest rate for the outstanding principal balance of the 2005-1 Bonds equaled one-month LIBOR plus 0.25%. The target final payment date and legal final payment date were May 15, 2015 and May 15, 2020, respectively. On May 15, 2014, the unpaid principal amount of $55,792 was fully repaid by proceeds from the TL Term Loan and the Company’s secured debt facilities and TMCL’s available cash.

In June 2011, TMCL issued $400,000 aggregate principal amount of Series 2012-1 Fixed Rate Asset Backed Notes (the “2011-1 Bonds”) to qualified institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”) and to non-U.S. persons in accordance with Regulation S promulgated under the Securities Act. The $400,000 in 2011-1 Bonds were fully amortizing notes payable on a straight-line basis over a scheduled payment term of 10 years, but not to exceed a maximum payment term of 15 years. Under the terms of the 2011-1 Bonds, both principal and interest incurred were payable monthly. TMCL was permitted to make voluntary prepayments of all, or a portion of, the principal balance of the 2011-1 Bonds. The interest rate for the outstanding principal balance of the 2011-1 Bonds was fixed at 4.70% per annum. The target final payment date and legal final payment date were June 15, 2021 and June 15, 2026, respectively. On May 15, 2014, the unpaid principal amount of $286,667 was fully repaid by proceeds from the TL Term Loan and the Company’s secured debt facilities and TMCL’s available cash.

In April 2012, TMCL issued $400,000 aggregate principal amount of Series 2012-1 Fixed Rate Asset Backed Notes (the “2012-1 Bonds”) to qualified institutional investors pursuant to Rule 144A under the Securities Act and to non-U.S. persons in accordance with Regulation S promulgated under the Securities Act. The $400,000 in 2012-1 Bonds were fully amortizing notes payable on a straight-line basis over a scheduled payment term of 10 years, but not to exceed a maximum payment term of 15 years. Under the terms of the 2012-1 Bonds, both principal and interest incurred were payable monthly. TMCL was not permitted to make voluntary prepayments of all, or a portion of, the principal balance of the 2012-1 Bonds prior to May 15, 2014. The interest rate for the outstanding principal balance of the 2012-1 Bonds was fixed at 4.21% per annum. The target final payment date and legal final payment date were April 15, 2022 and April 15, 2027, respectively. On May 15, 2014, the unpaid principal amount of $320,000 was fully repaid by proceeds from the TL Term Loan and the Company’s secured debt facilities and TMCL’s available cash.

TMCL III— In September 2013, TMCL III issued $300,900 aggregate principal amount of Series 2013-1 Fixed Rate Asset Backed Notes (the “2013-1 Bonds”) to qualified institutional investors pursuant to Rule 144A under the Securities Act and to non-U.S. persons in accordance with Regulation S promulgated under the Securities Act. The 2013-1 Bonds were issued at 99.5% of par value, resulting in a discount of $1,542 which is being accreted to interest expense using the interest rate method over a 10 year term. The $300,900 in 2013-1 Bonds represent fully amortizing notes payable on a straight-line basis over a scheduled payment term of 10 years, but not to exceed a maximum payment term of 25 years. Based on the outstanding principal amount at December 31, 2014 and under the 10-year amortization schedule, $30,090 in 2013-1 Bond principal will amortize per year. Under the terms of the 2013-1 Bonds, both principal and interest incurred are payable monthly. TMCL III was not permitted to make voluntary prepayments of all, or a portion of, the principal balance of the 2013-1 Bonds prior to September 20, 2015. The interest rate for the outstanding principal balance of the 2013-1 Bonds is fixed at 3.90% per annum. The target final payment date and legal final payment date are September 20, 2023 and September 20, 2038, respectively.

In October 2014, TMCL III issued $301,400 aggregate principal amount of Series 2014-1 Fixed Rate Asset Backed Notes (the “2014-1 Bonds”) to qualified institutional investors pursuant to Rule 144A under the Securities Act and to non-U.S. persons in accordance with Regulation S promulgated under the Securities Act. The 2014-1 Bonds were issued at 99.9% of par value, resulting in a discount of $102 which is being accreted to interest expense using the interest rate method over a 10 year term. The $301,400 in 2014-1 Bonds represent fully amortizing notes payable on a straight-line basis over a scheduled payment term of 10 years, but not to exceed a maximum payment term of 25 years. Based on the outstanding principal amount at December 31, 2014 and under the 10-year amortization schedule, $30,140 in 2014-1 Bond principal will amortize per year. Under the terms of the 2014-1 Bonds, both principal and interest incurred are payable monthly. TMCL III is not permitted to make voluntary prepayments of all, or a portion of, the principal balance of the 2014-1 Bonds prior to November 20, 2016. The interest rate for the outstanding principal balance of the 2014-1 Bonds is fixed at 3.27% per annum. The target final payment date and legal final payment date are October 20, 2024 and October 20, 2039, respectively.

Under the terms of the 2013-1 Bonds and the 2014-1 Bonds, the total outstanding principal may not exceed an amount (the “Asset Base”), which is calculated by a formula based on TMCL III’s book value of equipment, restricted cash and direct financing and sales-type leases as specified in the bond indenture. The total obligations under the 2013-1 Bonds and the 2014-1 Bonds are secured by a pledge of TMCL III’s assets. As of December 31, 2015, TMCL III’s total assets amounted to $686,014.

Restrictive Covenants

The Company’s secured debt facilities, revolving credit facilities, the TL Term Loan, the 2013-1 Bonds and the 2014-1 Bonds contain restrictive covenants, including limitations on certain liens, indebtedness and investments. The TL Revolving Credit Facility, TL Revolving Credit Facility II and the TL Term Loan contain certain restrictive financial covenants on TGH and TL’s leverage and interest coverage. The TMCL II Secured Debt Facility, the TMCL IV Secured Debt Facility, the TW Revolving Credit Facility, the TAP Funding Revolving Credit Facility and the 2013-1 Bonds and the 2014-1 Bonds contain restrictive covenants on TGH’s leverage, debt service coverage, TGH’s container management subsidiary net income and debt levels and TMCL II, TMCL IV, TW, TAP Funding and TMCL III’s overall Asset Base minimums, respectively. The TMCL II Secured Debt Facility and TMCL IV Secured Debt Facility also contains restrictive covenants regarding certain containers sales proceeds ratio. The TW Revolving Credit Facility also contains restrictive covenants limiting TW’s finance lease default ratio and debt service coverage ratio. The TMCL II Secured Debt Facility, the TMCL IV Secured Debt Facility, the TAP Funding Revolving Credit Facility and the 2013-1 Bonds and the 2014-1 Bonds also contains restrictive covenants regarding certain earnings ratios and the average age of the container fleets of TMCL II, TMCL IV, TAP Funding and TMCL III, respectively. The TMCL II Secured Debt Facility, the TMCL IV Secured Debt Facility and the 2013-1 Bonds and the 2014-1 Bonds also contain restrictive covenants on TMCL II, TMCL IV and TMCL III’s ability to incur other obligations and distribute earnings, respectively. TGH and its subsidiaries were in full compliance with these restrictive covenants at December 31, 2015.

The following is a schedule by year, of future scheduled repayments, as of December 31, 2015:

	Years ending December 31,						Available Borrowing, as Limited by the Borrowing Base	Current and Available Borrowing
	2016	2017	2018	2019	2020 and Thereafter	Total Borrowing
TMCL II Secured Debt Facility	$—	$22,303	$89,210	$89,210	$691,377	$892,100	$9,489	$901,589
TMCL IV Secured Debt Facility	—	—	177,400	—	—	177,400	1,071	178,471
TL Revolving Credit Facility	—	—	—	—	574,000	574,000	126,000	700,000
TL Revolving Credit Facility II	—	—	—	—	160,000	160,000	—	160,000
TW Revolving Credit Facility	—	—	—	—	156,020	156,020	8,941	164,961
TAP Funding Revolving Credit Facility	—	—	129,500	—	—	129,500	20,500	150,000
TL Term Loan	31,600	31,600	31,600	341,300	—	436,100	—	436,100
2013-1 Bonds(1)	30,090	30,090	30,090	30,090	112,837	233,197	—	233,197
2014-1 Bonds(2)	30,140	30,140	30,140	30,140	145,677	266,237	—	266,237

Total	$91,830	$114,133	$487,940	$490,740	$1,839,911	$3,024,554	$166,001	$3,190,555

(1)	Future scheduled payments for the 2013-1 Bonds exclude an unamortized discount of $926.
(2)	Future scheduled payments for the 2014-1 Bonds exclude an unamortized discount of $80.

The future repayments schedule for the TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its Conversion Date and will then convert into a four-year partially amortizing note payable.

Derivative Instruments

The Company has entered into interest rate cap, collar and swap agreements with several banks to reduce the impact of changes in interest rates associated with its debt obligations. The following is a summary of the Company’s derivative instruments as of December 31, 2015:

Notional
Derivative instruments	amount
Interest rate cap contracts with several banks, with fixed rates between 3.12% and 3.51% per annum, nonamortizing notional amounts, with termination dates through December 31, 2016	457,000
Interest rate collar contracts with a bank which cap rates between 1.30% and 2.18% per annum, and sets floors for rates between 0.80% and 1.68% per annum, with termination dates through June 15, 2023	101,355
Interest rate swap contracts with a bank, with fixed rate of 0.65% per annum, nonamortizing notional amounts, with termination dates through August 16, 2016	45,000
Interest rate swap contracts with several banks, with fixed rates between 0.41% and 1.98% per annum, amortizing notional amounts, with termination dates through July 15, 2023	1,246,030

Total notional amount as of December 31, 2015	$1,849,385

The Company’s interest rate cap, collar and swap agreements had a fair value asset and fair value liability of $814 and $3,412, respectively, as of December 31, 2015 and a fair value asset and a fair value liability of $1,568 and $2,219, respectively, as of December 31, 2014, which are inclusive of counterparty risk. The primary external risk of the Company’s interest rate swap agreements is the counterparty credit exposure, as defined as the ability of a counterparty to perform its financial obligations under a derivative contract. The Company monitors its counterparties’ credit ratings on an on-going basis and they were in compliance with the related derivative agreements at December 31, 2015. The Company does not have any master netting arrangements with its counterparties. The change in fair value was recorded in the consolidated statement of comprehensive income as unrealized (losses) gains on interest rate swaps, collars and caps, net.